Equity (Tables)	3 Months Ended
Mar. 31, 2026
Equity [Abstract]
Schedule of Net Sales, Net Income, Cash Provided by Operations, Total Assets and Total Liabilities	Below are the PPC total net sales, net income, cash provided by operations, total assets and total liabilities for the periods indicated.
	Three month period ended March 31,
	2026	2025

Net Revenue	4,532,633	4,463,009
Net Income	101,450	296,033
Net cash provided by operating activities	140,818	126,891
	March 31, 2026	December 31, 2025

Total assets	10,202,688	10,343,530
Total liabilities	6,466,195	6,649,799
Total equity	3,736,493	3,693,731